SHARE-BASED PAYMENT, Stock Option Activity (FY) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Number of Options [Abstract]
Outstanding at beginning of period (in shares) | shares	3,197,616	2,467,023	2,467,023	1,129,008
Granted during the period (in shares) | shares	544,800	0	751,977	1,338,015
Expired during the period (in shares) | shares	0	0	2,000	0
Exercised during the period (in shares) | shares	0	0	9,692	0
Forfeited during the period (in shares) | shares	0	9,692	9,692	0
Share options outstanding at end of period (in shares) | shares	3,742,416	2,457,331	3,197,616	2,467,023
Share options exercisable at end of period (in shares) | shares	1,755,342	1,428,275	1,705,256	1,379,075
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of period (in dollars per share) | $	$ 3.07	$ 2.28	$ 2.28	$ 0.25
Granted during the period (in dollars per share) | $	10.93	0	5.60	3.99
Expired during the period (in dollars per share) | $	0	0	6.00	0
Exercised during the period (in dollars per share) | $	0	0	0.25	0
Forfeited during the period (in dollars per share) | $	0	0.25	0.25	0
Share options outstanding at end of period (in dollars per share) | $	3.63	2.27	3.07	2.28
Share options exercisable at end of period (in dollars per share) | $	$ 1.37	$ 0.74	$ 1.21	$ 0.60